Consolidated Statements of Operations and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [Abstract]
Revenue	$ 315,497	$ 666,667
Expenses
Business development, marketing, and promotion	3,097,676	779,967
Consulting fees	869,128	216,352
Depreciation	2,030	86,880
General and administrative	1,102,895	756,017
Professional fees	2,927,556	1,089,994
Research and development	5,601,755	2,732,496
Share-based compensation	10,592,252	1,063
Transfer agent, filing, and listing fees	958,417	139,377
Wages and benefits	210,891	575,532
Total expenses	25,362,600	6,377,678
Loss before other income (expense)	(25,047,103)	(5,711,011)
Other income (expense)
Collaboration income	0	108,913
Foreign exchange loss	(95,229)	(62,650)
Impairment of intangible asset	0	(275,782)
Impairment of property and equipment	0	(52,002)
Interest income	263,231	17,876
Interest expense	0	(54,663)
Loss on sale of property and equipment	0	(25,099)
Share of loss of equity accounted investee	(48,859)	0
Unrealized gain on investments	322,087	0
Total other income (expense)	441,230	(343,407)
Loss before income taxes	(24,605,873)	(6,054,418)
Income tax provision	0	(22,318)
Net loss and comprehensive loss for the year	$ (24,605,873)	$ (6,076,736)
Loss per share, basic and diluted
Loss per share, basic	$ (0.18)	$ (0.05)
Loss per share, diluted	$ (0.18)	$ (0.05)
Weighted average number of common shares outstanding
Weighted average number of common shares outstanding, basic	135,616,093	124,241,167
Weighted average number of common shares outstanding, diluted	135,616,093	124,241,167